CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock	Additional paid-in capital	Shares acquired by stock benefit plans	Treasury stock	Retained earnings	Unrealized gains (losses) on securities available for sale	Total
Balance at Dec. 31, 2009	$ 99	$ 43,819	$ (2,069)	$ (12,828)	$ 40,109	$ (380)	$ 68,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year ended					1,978		1,978
Cash dividends of $.44, $.48 and $.32 per share for the year ended December 31, 2010, 2011, and 2012, respectively					(1,432)		(1,432)
Amortization expense of stock benefit plans		(37)	767				730
Stock option expense		96					96
Treasury stock repurchases				(32)			(32)
Unrealized gains (losses) on securities designated as available for sale, net of related tax benefits						(671)	(671)
Balance at Dec. 31, 2010	99	43,878	(1,302)	(12,860)	40,655	(1,051)	69,419
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year ended					3,366		3,366
Cash dividends of $.44, $.48 and $.32 per share for the year ended December 31, 2010, 2011, and 2012, respectively					(1,581)		(1,581)
Amortization expense of stock benefit plans		(32)	389				357
Stock option expense		20					20
Treasury stock repurchases
Unrealized gains (losses) on securities designated as available for sale, net of related tax benefits						1,329	1,329
Balance at Dec. 31, 2011	99	43,866	(913)	(12,860)	42,440	278	72,910
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings for the year ended					3,355		3,355
Cash dividends of $.44, $.48 and $.32 per share for the year ended December 31, 2010, 2011, and 2012, respectively					(2,351)		(2,351)
Amortization expense of stock benefit plans		(55)	417				362
Stock option expense		22					22
Proceeds from second step stock conversion, net of costs		34,776					34,776
Shares acquired for stock benefit plans			(1,496)				(1,496)
Cancellation of treasury stock	(23)	(12,837)		12,860
Unrealized gains (losses) on securities designated as available for sale, net of related tax benefits						322	322
Balance at Dec. 31, 2012	$ 76	$ 65,772	$ (1,992)		$ 43,444	$ 600	$ 107,900